Debt - River Vessel Financing - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan	$ 5,665,547,000	$ 5,480,993,000
Percentage of contract prices obtained	80.00%
Number of vessels | Vessel	89
EUR 6.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan	$ 1,099,000	$ 2,265,000
Loan maturity	2026	2026
20.0 Million CHF Loan
Disclosure of detailed information about borrowings [line items]
Loan	$ 8,410,000	$ 11,050,000
Loan maturity	2027	2027
Hermes Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, marketable securities and receivables from credit card processors	$ 75,000,000
Hermes Financing | Loan One
Disclosure of detailed information about borrowings [line items]
Loan | €			€ 20.3
Remaining balances of loan | €			54.2	€ 236.1
Hermes Financing | Loan Two
Disclosure of detailed information about borrowings [line items]
Loan	102,000,000
Remaining balances of loan | €			225.8	€ 288.9
Hermes Financing | Loan Three
Disclosure of detailed information about borrowings [line items]
Loan	15,100,000
Remaining balances of loan	53,500,000
Hermes Financing | Loan Four
Disclosure of detailed information about borrowings [line items]
Remaining balances of loan	40,000,000
Viking Kvasir | EUR 20.3 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan	$ 10,089,000	$ 12,343,000
Loan maturity	2026	2026
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan	$ 38,842,000	$ 51,113,000
Loan maturity	2028	2028
Viking Helgrim | $15.1 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan	$ 7,404,000	$ 9,307,000
Loan maturity	2029	2029
French Government
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee	90.00%
Loan | €			€ 6.2
Swiss Government
Disclosure of detailed information about borrowings [line items]
Loan	$ 20,000,000
Swiss Government | 20.0 Million CHF Loan
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee	85.00%